Summary of significant accounting policies - Concentration of customers and suppliers (Details) - Customer concentration risk	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Accounts Receivable - Related Parties, Net | Geely Group and its subsidiaries
Risks and Concentration
Concentration risk percentage (as a percent)	61.00%		83.30%
Accounts Receivable - Related Parties, Net | Customer A, a third party
Risks and Concentration
Concentration risk percentage (as a percent)	43.90%		25.70%
Accounts Receivable - Related Parties, Net | Customer B, a third party
Risks and Concentration
Concentration risk percentage (as a percent)	40.10%		54.10%
Total Revenues | Geely Group and its subsidiaries
Risks and Concentration
Concentration risk percentage (as a percent)	69.20%	79.40%
Accounts Payable | Supplier A, a third party
Risks and Concentration
Concentration risk percentage (as a percent)	15.50%		14.60%
Accounts Payable | Supplier C, a third party
Risks and Concentration
Concentration risk percentage (as a percent)	11.80%		28.20%
Accounts Payable | Supplier B, a third party
Risks and Concentration
Concentration risk percentage (as a percent)	15.50%		13.10%
Liabilities, Total | Supplier A, a third party
Risks and Concentration
Concentration risk percentage (as a percent)	12.10%	25.70%
Liabilities, Total | Supplier C, a third party
Risks and Concentration
Concentration risk percentage (as a percent)	16.70%	21.20%
Liabilities, Total | Supplier B, a third party
Risks and Concentration
Concentration risk percentage (as a percent)	18.90%